Expense Example - Versatile Bond Portfolio	Jun. 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	626
Expense Example, with Redemption, 10 Years	1,446
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	491
Expense Example, with Redemption, 3 Years	800
Expense Example, with Redemption, 5 Years	1,130
Expense Example, with Redemption, 10 Years	2,062
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	274
Expense Example, with Redemption, 3 Years	650
Expense Example, with Redemption, 5 Years	1,155
Expense Example, with Redemption, 10 Years	$ 2,543